UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	3/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

DREYFUS LARGE CAP EQUITY FUND

DREYFUS LARGE CAP GROWTH FUND

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2016 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Banks - 3.9%
Bank of America	573,860		7,758,587
Citizens Financial Group	180,010		3,771,209
Wells Fargo & Co.	127,370		6,159,613
			17,689,409
Capital Goods - 9.8%
3M	31,137		5,188,358
Eaton	101,510		6,350,465
General Electric	171,650		5,456,753
Honeywell International	69,495		7,786,915
Illinois Tool Works	73,620		7,541,633
Ingersoll-Rand	112,840		6,997,208
United Technologies	54,300		5,435,430
			44,756,762
Consumer Durables & Apparel - 1.2%
NIKE, Cl. B	89,476		5,500,090
Consumer Services - 2.2%
Cheesecake Factory	71,500	[a]	3,795,935
Yum! Brands	74,490		6,097,006
			9,892,941
Diversified Financials - 7.6%
Ally Financial	220,070	[b]	4,119,710
Capital One Financial	88,090		6,105,518
Charles Schwab	219,540		6,151,511
Intercontinental Exchange	34,708		8,161,239
Invesco	203,126		6,250,187
Voya Financial	131,930		3,927,556
			34,715,721
Energy - 8.3%
Chevron	73,976		7,057,310
Devon Energy	102,700		2,818,088
Exxon Mobil	54,740		4,575,717
Halliburton	143,080		5,110,818
Marathon Petroleum	98,340		3,656,281
Pioneer Natural Resources	32,420		4,562,791
Schlumberger	73,940		5,453,075

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Energy - 8.3% (continued)
Valero Energy	78,900		5,060,646
			38,294,726
Food & Staples Retailing - .8%
Costco Wholesale	22,565		3,555,793
Food, Beverage & Tobacco - 8.2%
Anheuser-Busch InBev, ADR	14,996		1,869,401
Constellation Brands, Cl. A	32,781		4,952,881
CVS Health	55,521		5,759,193
Mondelez International, Cl. A	50,210		2,014,425
Monster Beverage	41,650	[b]	5,555,277
PepsiCo	83,313		8,537,916
Philip Morris International	91,190		8,946,651
			37,635,744
Health Care Equipment & Services - 3.4%
Abbott Laboratories	83,750		3,503,263
Aetna	36,030		4,047,970
Cardinal Health	51,540		4,223,703
Universal Health Services, Cl. B	32,172		4,012,492
			15,787,428
Household & Personal Products - 1.6%
Procter & Gamble	91,995		7,572,108
Insurance - 1.4%
Hartford Financial Services Group	136,160		6,274,253
Materials - 3.1%
Celanese, Ser. A	76,140		4,987,170
Dow Chemical	105,350		5,358,101
Nucor	81,240		3,842,652
			14,187,923
Media - 4.0%
Comcast, Cl. A	94,070		5,745,796
Netflix	26,550	[a,b]	2,714,207
Time Warner	89,780		6,513,539
Walt Disney	35,963		3,571,486
			18,545,028
Pharmaceuticals, Biotechnology & Life Sciences - 10.0%
Agilent Technologies	115,510		4,603,073
Allergan	15,567	[b]	4,172,423
Amgen	23,845		3,575,081
Anacor Pharmaceuticals	18,918	[a,b]	1,011,167
Biogen	11,318	[b]	2,946,302

Common Stocks - 99.3% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 10.0% (continued)
BioMarin Pharmaceutical	21,513	[b]	1,774,392
Bristol-Myers Squibb	71,140		4,544,423
Celgene	18,564	[b]	1,858,071
Eli Lilly & Co.	43,180		3,109,392
Johnson & Johnson	68,510		7,412,782
Merck & Co.	78,680		4,162,959
Pfizer	221,120		6,553,997
			45,724,062
Real Estate - 1.2%
American Tower	55,180	[c]	5,648,777
Retailing - 4.5%
Amazon.com	17,762	[b]	10,544,234
Home Depot	53,551		7,145,310
Kohl's	59,790		2,786,812
			20,476,356
Semiconductors & Semiconductor Equipment - 3.6%
Broadcom	67,131		10,371,739
NXP Semiconductors	75,250	[b]	6,100,517
			16,472,256
Software & Services - 15.8%
Accenture, Cl. A	48,320		5,576,128
Adobe Systems	82,410	[b]	7,730,058
Alphabet, Cl. A	20,984	[b]	16,008,694
Cognizant Technology Solutions, Cl. A	89,060	[b]	5,584,062
Facebook, Cl. A	122,338	[b]	13,958,766
Microsoft	195,300		10,786,419
salesforce.com	100,590	[b]	7,426,560
Visa, Cl. A	68,870		5,267,178
			72,337,865
Technology Hardware & Equipment - 3.9%
Apple	107,330		11,697,897
Palo Alto Networks	38,796	[b]	6,329,179
			18,027,076
Telecommunication Services - 1.8%
AT&T	115,150		4,510,426
Verizon Communications	70,560		3,815,885
			8,326,311
Utilities - 3.0%
Dominion Resources	77,550		5,825,556
Dynegy	173,110	[b]	2,487,591

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares	Value ($)
Utilities - 3.0% (continued)
Exelon	146,760	5,262,814
		13,575,961
Total Common Stocks (cost $391,526,274)		454,996,590
Other Investment - .5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,081,938)	2,081,939 [d]	2,081,938
Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,205,426)	4,205,426 [d]	4,205,426
Total Investments (cost $397,813,638)	100.7%	461,283,954
Liabilities, Less Cash and Receivables	(.7%)	(3,061,448)
Net Assets	100.0%	458,222,506
ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $6,770,446 and the value of the collateral held by the fund was $6,945,503, consisting of cash collateral of $4,205,426 and U.S. Government & Agency securities valued at $2,740,077.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	15.8
Pharmaceuticals, Biotechnology & Life Sciences	10.0
Capital Goods	9.8
Energy	8.3
Food, Beverage & Tobacco	8.2
Diversified Financials	7.6
Retailing	4.5
Media	4.0
Banks	3.9
Technology Hardware & Equipment	3.9
Semiconductors & Semiconductor Equipment	3.6
Health Care Equipment & Services	3.4
Materials	3.1
Utilities	3.0
Consumer Services	2.2
Telecommunication Services	1.8
Household & Personal Products	1.6
Insurance	1.4
Money Market Investments	1.4
Consumer Durables & Apparel	1.2
Real Estate	1.2
Food & Staples Retailing	.8
100.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	436,654,932	-	-	436,654,932
Equity Securities—
Foreign Common
Stocks†	18,341,657	-	-	18,341,657
Mutual Funds	6,287,364	-	-	6,287,364

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $63,470,316, consisting of $77,645,292 gross unrealized appreciation and $14,174,976 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2016 (Unaudited)

Common Stocks - 98.4%	Shares		Value ($)
Capital Goods - 11.3%
3M	4,340		723,174
Boeing	5,324		675,829
Honeywell International	9,289		1,040,832
Illinois Tool Works	7,020		719,129
Ingersoll-Rand	13,680		848,297
Lockheed Martin	2,056		455,404
United Technologies	5,190		519,519
			4,982,184
Consumer Durables & Apparel - 2.2%
NIKE, Cl. B	15,890		976,758
Consumer Services - 3.6%
Cheesecake Factory	10,860	[a]	576,557
Starbucks	3,460		206,562
Yum! Brands	9,850		806,222
			1,589,341
Diversified Financials - 2.3%
Charles Schwab	13,160		368,743
Intercontinental Exchange	1,166		274,173
Invesco	12,218		375,948
			1,018,864
Energy - 1.6%
Schlumberger	5,980		441,025
Valero Energy	3,820		245,015
			686,040
Food & Staples Retailing - 1.2%
Costco Wholesale	3,387		533,723
Food, Beverage & Tobacco - 9.9%
Altria Group	8,450		529,477
Constellation Brands, Cl. A	5,329		805,159
Monster Beverage	3,713	[b]	495,240
PepsiCo	9,795		1,003,792
Philip Morris International	10,650		1,044,871
WhiteWave Foods, Cl. A	12,100	[b]	491,744
			4,370,283

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.4% (continued)	Shares		Value ($)
Health Care Equipment & Services - 2.9%
Aetna	3,989		448,164
UnitedHealth Group	3,874		499,359
Zimmer Biomet Holdings	3,203		341,536
			1,289,059
Household & Personal Products - 1.4%
Kimberly-Clark	4,477		602,201
Insurance - 1.0%
Arthur J. Gallagher & Co.	9,280		412,774
Materials - 3.4%
Celanese, Ser. A	7,070		463,085
Dow Chemical	10,340		525,892
Nucor	10,530		498,069
			1,487,046
Media - 5.1%
Comcast, Cl. A	14,290		872,833
Time Warner	9,300		674,715
Walt Disney	7,031		698,249
			2,245,797
Pharmaceuticals, Biotechnology & Life Sciences - 10.8%
Agilent Technologies	8,550		340,718
Alexion Pharmaceuticals	1,568	[b]	218,297
Allergan	1,302	[b]	348,975
Amgen	2,409		361,181
Anacor Pharmaceuticals	2,639	[a,b]	141,055
Biogen	1,215	[b]	316,289
BioMarin Pharmaceutical	3,822	[b]	315,239
Bristol-Myers Squibb	10,790		689,265
Celgene	4,397	[b]	440,096
Eli Lilly & Co.	7,730		556,637
Gilead Sciences	4,788		439,826
Johnson & Johnson	4,259		460,824
Vertex Pharmaceuticals	1,621	[b]	128,853
			4,757,255
Real Estate - 1.1%
Kimco Realty	17,050	[c]	490,699
Retailing - 7.3%
Amazon.com	2,462	[b]	1,461,542
Lowe's	9,810		743,107
Netflix	3,180	[a,b]	325,091
The TJX Companies	7,250		568,038

Common Stocks - 98.4% (continued)	Shares		Value ($)
Retailing - 7.3% (continued)
TripAdvisor	1,910	[b]	127,015
			3,224,793
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom	5,491		848,359
NXP Semiconductors	8,180	[b]	663,153
			1,511,512
Software & Services - 20.2%
Accenture, Cl. A	4,449		513,415
Adobe Systems	6,930	[b]	650,034
Alphabet, Cl. A	3,016	[b]	2,300,906
Cognizant Technology Solutions, Cl. A	10,890	[b]	682,803
Facebook, Cl. A	15,414	[b]	1,758,737
Microsoft	19,410		1,072,014
Red Hat	5,580	[b]	415,766
salesforce.com	10,120	[b]	747,160
Visa, Cl. A	9,460		723,501
			8,864,336
Technology Hardware & Equipment - 7.1%
Apple	22,591		2,462,193
Palo Alto Networks	4,099	[b]	668,711
			3,130,904
Telecommunication Services - 2.6%
AT&T	16,350		640,430
Verizon Communications	8,800		475,904
			1,116,334
Total Common Stocks (cost $33,872,697)			43,289,903
Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $702,393)	702,393	[d]	702,393
Total Investments (cost $34,575,090)	100.0%		43,992,296
Liabilities, Less Cash and Receivables	.0%		(11,383)
Net Assets	100.0%		43,980,913

[a] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $919,005 and the value of the collateral held by the fund was $961,872, consisting of cash collateral of $702,393 and U.S. Government & Agency securities valued at $259,479.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	20.2
Capital Goods	11.3
Pharmaceuticals, Biotechnology & Life Sciences	10.8
Food, Beverage & Tobacco	9.9
Retailing	7.3
Technology Hardware & Equipment	7.1
Media	5.1
Consumer Services	3.6
Materials	3.4
Semiconductors & Semiconductor Equipment	3.4
Health Care Equipment & Services	2.9
Telecommunication Services	2.6
Diversified Financials	2.3
Consumer Durables & Apparel	2.2
Energy	1.6
Money Market Investment	1.6
Household & Personal Products	1.4
Food & Staples Retailing	1.2
Real Estate	1.1
Insurance	1.0
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	41,778,391	-	-	41,778,391
Equity Securities—
Foreign Common
Stocks†	1,511,512	-	-	1,511,512
Mutual Funds	702,393	-	-	702,393

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $9,417,206, consisting of $10,080,904 gross unrealized appreciation and $663,698 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)